Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of non-adjusting events after reporting period [abstract]
Summary of Subsequent Events
(1)	Subsequent to December 31, 2025, KEPCO borrowed long-term borrowings for the purposes of operation and details related thereto are as follows:

Company	Type	Issue date	Maturity	Interest rate (%)	Amount
	In millions of won
Korea Electric Power Corporation	Local long-term borrowings (Mid- to long-term CP (*))	2026.01.22	2029.01.22	3M CD + 0.34	￦	200,000
Korea Electric Power Corporation	Local long-term borrowings (Mid- to long-term CP (*))	2026.02.04	2029.02.02	3M CD + 0.36		200,000
Korea Electric Power Corporation	Local long-term borrowings (Mid- to long-term CP (*))	2026.02.12	2029.02.09	3M CD + 0.40		200,000
Korea Electric Power Corporation	Local long-term borrowings (Mid- to long-term CP (*))	2026.04.01	2029.03.30	3M CD + 0.40		200,000
Korea Electric Power Corporation	Local long-term borrowings (Mid- to long-term CP (*))	2026.04.22	2029.04.21	3M CD + 0.38		200,000

(*)	The maturity of mid- to long-term CPs corresponds to contract period of commercial paper repurchase agreements.

(2)
Subsequent to December 31, 2025, KEPCO and its subsidiaries, Korea South-East Power Co., Ltd., Korea Midland Power Co., Ltd., Korea Western Power Co., Ltd., Korea Southern Power Co., Ltd. and Korea East-West Power Co., Ltd. issued bonds denominated in Korean won for the purpose of operation funding and details related thereto are as follows:

Company	Type	Issue date	Maturity	Interest rate (%)		Amount
	In millions of won
Korea Electric Power Corporation	#1536 Corporate bond	2026.01.06	2028.01.06	2.98	￦	200,000
	#1537 Corporate bond	2026.01.06	2029.01.05	3.15		100,000
	#1538 Corporate bond	2026.01.12	2028.01.12	2.99		200,000
	#1539 Corporate bond	2026.01.12	2029.01.12	3.15		200,000
	#1540 Corporate bond	2026.01.19	2028.01.19	3.11		120,000
	#1541 Corporate bond	2026.01.19	2029.01.19	3.32		250,000
	#1542 Corporate bond	2026.01.27	2028.01.25	3.20		30,000
	#1543 Corporate bond	2026.01.27	2029.01.26	3.41		100,000
	#1544 Corporate bond	2026.01.27	2031.01.27	3.65		80,000
	#1545 Corporate bond	2026.02.03	2028.02.03	3.35		50,000
	#1546 Corporate bond	2026.02.03	2029.02.02	3.54		120,000
	#1547 Corporate bond	2026.02.03	2031.02.03	3.80		130,000
	#1548 Corporate bond	2026.02.10	2028.02.10	3.44		70,000
	#1549 Corporate bond	2026.02.10	2029.02.09	3.65		100,000
	#1550 Corporate bond	2026.02.10	2031.02.10	3.86		170,000
	#1551 Corporate bond	2026.02.24	2028.02.24	3.28		110,000

Company	Type	Issue date	Maturity	Interest rate (%)		Amount
	In millions of won
Korea Electric Power Corporation	#1552 Corporate bond	2026.02.24	2029.02.23	3.51	￦	230,000
	#1553 Corporate bond	2026.02.24	2031.02.24	3.71		100,000
	#1554 Corporate bond	2026.03.05	2028.03.03	3.31		120,000
	#1555 Corporate bond	2026.03.05	2029.03.05	3.52		110,000
	#1556 Corporate bond	2026.03.05	2031.03.05	3.71		70,000
	#1557 Corporate bond	2026.03.17	2028.03.17	3.43		80,000
	#1558 Corporate bond	2026.03.17	2029.03.16	3.63		160,000
	#1559 Corporate bond	2026.04.02	2028.03.31	3.7		130,000
	#1560 Corporate bond	2026.04.02	2029.04.02	3.8		120,000
	#1561 Corporate bond	2026.04.02	2031.04.02	3.91		70,000
	#1562 Corporate bond	2026.04.07	2028.04.07	3.65		150,000
	#1563 Corporate bond	2026.04.07	2029.04.06	3.81		180,000
	#1564 Corporate bond	2026.04.07	2031.04.07	3.87		70,000
	#1565 Corporate bond	2026.04.15	2028.04.14	3.51		150,000
	#1566 Corporate bond	2026.04.15	2029.04.13	3.7		220,000
	#1567 Corporate bond	2026.04.15	2031.04.15	3.82		30,000
	#1568 Corporate bond	2026.04.21	2028.04.21	3.52		150,000
	#1569 Corporate bond	2026.04.21	2029.04.20	3.7		160,000
	#1570 Corporate bond	2026.04.21	2031.04.21	3.86		100,000
	#1571 Corporate bond	2026.04.28	2028.04.28	3.65		140,000
	#1572 Corporate bond	2026.04.28	2029.04.27	3.84		140,000
	#1573 Corporate bond	2026.04.28	2031.04.28	3.98		9,000
Korea South-East Power Co., Ltd.	#69-1 Corporate bond	2026.01.20	2028.01.19	3.15		150,000
	#69-2 Corporate bond	2026.01.20	2029.01.19	3.40		90,000
	#69-3 Corporate bond	2026.01.20	2031.01.20	3.68		70,000
	#70-1 Corporate bond	2026.01.30	2028.01.25	3.26		110,000
	#70-2 Corporate bond	2026.01.30	2029.01.30	3.47		110,000
	#70-3 Corporate bond	2026.01.30	2031.01.30	3.78		80,000
Korea South-East Power Co., Ltd	#71-1 Corporate bond	2026.04.08	2029.04.06	4.0		190,000
	#71-2 Corporate bond	2026.04.08	2031.04.08	4.11		100,000
Korea Midland Power Co., Ltd.	#75 Corporate bond	2026.02.12	2028.02.11	3.56		100,000
	#76-1 Corporate bond	2026.04.28	2027.04.28	3.28		200,000
	#76-2 Corporate bond	2026.04.28	2029.04.28	3.98		60,000
Korea Western Power Co., Ltd.	#75-1 Corporate bond	2026.01.27	2029.01.26	3.43		100,000
	#75-2 Corporate bond	2026.01.27	2031.01.27	3.73		90,000
	#76-1 Corporate bond	2026.02.12	2029.02.09	3.63		100,000
	#76-2 Corporate bond	2026.02.12	2031.02.12	3.91		110,000
	#77-1 Corporate bond	2026.04.16	2029.04.16	3.88		190,000
	#77-2 Corporate bond	2026.04.16	2031.04.16	4.01		50,000
Korea Southern Power Co., Ltd.	#82-1 Corporate bond	2026.01.23	2029.01.23	3.38	￦	70,000
	#82-2 Corporate bond	2026.01.23	2031.01.21	3.69		30,000

(2)
Subsequent to December 31, 2025, KEPCO and its subsidiaries, Korea South-East Power Co., Ltd., Korea Midland Power Co., Ltd., Korea Western Power Co., Ltd., Korea Southern Power Co., Ltd. and Korea East-West Power Co., Ltd. issued bonds denominated in Korean won for the purpose of operation funding and details related thereto are as follows, continued:

Company	Type	Issue date	Maturity	Interest rate (%)	Amount
	In millions of won
	#83-1 Corporate bond	2026.02.13	2029.02.09	3.64	60,000
	#83-2 Corporate bond	2026.02.13	2031.02.13	3.87	80,000
	#83-3 Corporate bond	2026.02.13	2036.02.13	4.11	20,000

	#84-1 Corporate bond	2026.04.09	2028.04.07	3.67	180,000
	#84-2 Corporate bond	2026.04.09	2029.04.09	3.84	100,000
	#84-3 Corporate bond	2026.04.09	2031.04.09	3.94	30,000